ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 3: ACQUISITIONS

TRAQ PVT LTD

On May 16, 2019, the Company entered into a Share Exchange Agreement with Mann-India Technologies Private Ltd., an Indian Corporation. On January 2, 2020, the name of this company was changed to TRAQIQ Solutions Private Limited. Pursuant to the Share Exchange Agreement with TRAQ Pvt Ltd., the Company acquired 100% of the shares of TRAQ Pvt Ltd. and assumed certain net liabilities) in exchange for warrants exercisable over a five-years to purchase 1,329,272 shares of common stock of the Company valued at $268. The warrants will be exercisable as follows: (i) 100,771 warrants immediately upon closing; (ii) 859,951 warrants exercisable one-year after the date of closing, which was extended to March 31, 2021; and (iii) 368,550 warrants exercisable two-years after the date of closing.

The warrants that are exercisable in one-year and two-years are conditioned upon TRAQ Pvt Ltd. achieving certain revenue figures and pre-tax profit percentages. TRAQ Pvt Ltd. must achieve target revenue of $1.1 million (US$) and pre-tax profit of 25% (US$). Should TRAQ Pvt Ltd. be unable to achieve these criteria, the warrants will be reduced proportionately. A total of 419,127 of these warrants were cancelled effective May 16, 2021 as a result of these criteria not being achieved.

The Company acquired the assets and liabilities noted below in exchange for the warrants noted herein and accounted for the acquisition in accordance with ASC 805. As a result, total consideration was equal to the value of the warrants of $268, as stated in the agreement, and the Company recognized a gain on bargain purchase in the amount of $417,148.

ROHUMA

On January 22, 2021, the Company entered into a Share Exchange Agreement with Rohuma, LLC, a Delaware limited liability company (“Rohuma”) and its members, whereby the Rohuna members agreed to exchange all of their respective membership interests in Rohuma in exchange for 4,292,220 shares of common stock, of which the first tranche of shares were issued on March 1, 2021 totaling 2,562,277 shares, with the remaining value reflected as contingent consideration until the shares vest at which time they will be issued. The transaction was valued at $3,433,776 ($0.80 per share). Rohuma has an Indian affiliate that is owned 99% by Rohuma and 1% by its founding member. Rohuma controls this entity and the 1% ownership by the member is now less than 1% upon acquisition by the Company. This amount is reflected as a non-controlling interest.

The Company acquired the assets and liabilities noted below in exchange for the shares noted herein and accounted for the acquisition in accordance with ASC 805.

Cash	$6,027
Accounts receivables, net	4,179
Prepaid expenses and other current assets	8,943
Fixed assets	4,512
Investment	1,440
Accounts payable and accrued expenses	(58,153)
Accrued duties and taxes	(2,688)
Cash overdraft	(2,980)
Debt – related parties	(37,776)
Debt	(10,000)
$(86,496)

The difference between the net liabilities acquired of $86,496, and the consideration paid (in the form of shares, inclusive of contingent consideration of $1,383,954) of $3,520,272 represents goodwill.

MIMO TECHNOLOGIES

On February 17, 2021, the Company entered into a Share Exchange Agreement with Mimo Technologies Private Ltd., and Indian corporation (“Mimo”) and its shareholders, whereby the Mimo shareholders agreed to exchange all of their respective shares in Mimo in exchange for warrants to purchase 1,367,539 shares of the Company’s common stock. Of these warrants, 820,524 were earned at the date of acquisition, with the remaining 547,015 expected to be earned over the next two years from grant based on revenue goals for Mimo. The warrants have a term of three years and an exercise price of $0.001 and value in the amount of $1,640,447, of which $984,268 is reflected in additional paid in capital, with the remaining $656,179 reflected as contingent consideration. In addition to the issuance of the warrants, TRAQ Pvt Ltd, wrote off $258,736 in amounts due from a note receivable, $123,778 in accounts receivable and $40,354 in a debenture from Mimo. In addition, a cash payment was made to one of the minority shareholders of Mimo in the amount of $22,338. The Company acquired over 99% of Mimo with the remaining percentage of less than 1% reflected as a non-controlling interest.

The Company acquired the assets and liabilities noted below in exchange for the warrants noted herein and accounted for the acquisition in accordance with ASC 805.

Cash	$43,851
Accounts receivables, net	58,692
Prepaid expenses and other current assets	272,872
Fixed and intangible assets	153,186
Accounts payable and accrued expenses	(708,833)
Accrued payroll and related taxes	(104,750)
Accrued duties and taxes	(28,213)
Comprehensive income	(42,735)
Debt – related parties	(343,118)
Debt	(236,712)
$(935,760)

The difference between the net liabilities acquired of $935,760, and the consideration paid (in the form of cash and warrants, net of adjustments for the note payable and accounts payable of Mimo with TRAQ Pvt Ltd) of $2,085,653 represents goodwill in the amount of $3,021,413.

The following table shows pro-forma results for the six months ended June 30, 2021 and 2020 as if the acquisition had occurred on January 1, 2020. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Rohuma, Mimo and the Company.

	For the six months ended June 30, 2021	For the six months ended June 30, 2020
Revenues	$1,355,350	$732,415
Net income (loss)	$(3,555,172)	$(488,535)
Net income (loss) per share	$(0.12)	$(0.02)

NOTE 3: ACQUISITION OF TRAQ PVT LTD.

On May 16, 2019, the Company entered into a Share Exchange Agreement with Mann-India Technologies Private Ltd., an Indian Corporation. On January 2, 2020, the name of this company was changed to TRAQIQ Solutions Private Limited. Pursuant to the Share Exchange Agreement with TRAQ Pvt Ltd., the Company acquired 100% of the shares of TRAQ Pvt Ltd. and assumed certain net liabilities) in exchange for warrants exercisable over a five-years to purchase 1,329,272 shares of common stock of the Company valued at $268. The warrants will be exercisable as follows: (i) 100,771 warrants immediately upon closing; (ii) 859,951 warrants exercisable one-year after the date of closing, which was extended to March 31, 2021; and (iii) 368,550 warrants exercisable two-years after the date of closing.

The warrants that are exercisable in one-year and two-years are conditioned upon TRAQ Pvt Ltd. achieving certain revenue figures and pre-tax profit percentages. TRAQ Pvt Ltd. must achieve target revenue of $1.1 million (US$) and pre-tax profit of 25% (US$). Should TRAQ Pvt Ltd. be unable to achieve these criteria, the warrants will be reduced proportionately.

The Company acquired the assets and liabilities noted below in exchange for the warrants noted herein and accounted for the acquisition in accordance with ASC 805. As a result, total consideration was equal to the value of the warrants of $268, as stated in the agreement, and the Company recognized a gain on bargain purchase in the amount of $417,148. In accordance with ASC 805-20-50-4A, based on the book values which approximate fair values at the effective date of acquisition, the purchase price was recorded as follows:

Cash (including restricted cash of $185,399)	$185,633
Accounts receivables, net	506,951
Prepaid expenses and other current assets	216,956
Right-of-use asset	576,566
Fixed assets	68,260
Customer relationships	448,800
Tradenames	49,799
Investment	42,248
Other assets	37,950
Accounts payable and accrued expenses	(173,197)
Accrued payroll and related taxes	(325,629)
Accrued duties and taxes	(66,765)
Lease liability	(585,207)
Deferred revenue	(3,618)
Cash overdraft	(471,017)
Debt – related parties	(61,273)
Debt	(29,041)
$417,416

The customer relationships and tradenames are being amortized over fifteen years.

The difference between the net assets acquired of $417,416, and the consideration paid (in the form of warrants) of $268 represents a bargain purchase gain of $417,148.

The following table shows pro-forma results for the year December 31, 2019 as if the acquisition had occurred on January 1, 2019. These unaudited pro forma results of operations are based on the historical financial statements and related notes of TRAQ Pvt Ltd. and the Company.

For the year ended December 31, 2019
Revenues	$1,143,606
Net income (loss)	$(166,533)
Net income (loss) per share	$(0.01)